CONDENSED STATEMENTS OF OPERATIONS - USD ($)	2 Months Ended	3 Months Ended		8 Months Ended	11 Months Ended
	Mar. 31, 2020	Mar. 31, 2021	Sep. 30, 2020	Sep. 30, 2020	Dec. 31, 2020
Revenues	$ 0	$ 0
General and administrative expenses	2,000	1,455,000			$ 1,030,000
Loss from operations	(2,000)	(1,455,000)			(1,030,000)
Other income (expense) -
Income from Trust Account	0	19,000	$ 26,000	$ 26,000
Change in fair value of warrant liability	0	(2,646,000)			(10,571,000)
Loss before income tax provision	(2,000)	(4,082,000)			(11,912,000)
Provision for income tax	0	0
Net loss	$ (2,000)	$ (4,082,000)	$ (119,000)	$ (121,000)	$ (11,912,000)
Class A Common Stock
Two Class Method for Per Share Information:
Weighted average common shares outstanding ? basic and diluted	0	17,250,000			17,114,000
Net income per common share - basic and diluted (in Dollars per share)	$ 0.00	$ 0.00			$ 0.00
Class B Common Stock
Two Class Method for Per Share Information:
Weighted average common shares outstanding ? basic and diluted	4,312,500	4,312,500			4,007,500
Net income per common share - basic and diluted (in Dollars per share)	$ 0.00	$ (0.95)			$ (2.97)